Document and Entity Information	Oct. 29, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001042893
Document Type	8-K
Document Period End Date	Oct. 29, 2026
Entity Registrant Name	INNOVEX INTERNATIONAL, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-13439
Entity Tax Identification Number	74-2162088
Entity Address, Address Line One	19120 Kenswick Drive
Entity Address, City or Town	Humble
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77338
City Area Code	346
Local Phone Number	398-0000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $.01 par value per share
Trading Symbol	INVX
Security Exchange Name	NYSE
Entity Emerging Growth Company	false